Schedule of Supplemental Balance Sheet Information (Details) (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease Right-of-use Assets And Lease Liabilities
Operating lease cost	$ 575,013	$ 510,430
Amortization of lease liabilities	$ 120,187	$ 95,427